Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 158,000
Previously Paid Amount	0.00
Total Fee Amount	21.82
Total Offset Amount	0.00
Net Fee	21.82
Narrative - Max Aggregate Offering Price	$ 158,000
Final Prospectus	true